To Our Contract Owners:                                           August 6, 1999

I am pleased to provide you with your Semi-Annual Report for New England Variable Annuity Fund I. This report reviews the performance of the fund through the first six months of 1999 and lists the holdings in the portfolio as of June 30, 1999. The report also contains the complete investment history of this twenty-eight year old fund on both a year by year and cumulative basis.

The proven long-term investment record of this fund is most impressive. In addition to the performance of the fund, there are a number of other benefits to owning your variable annuity. It is ideally suited for retirement planning since you are provided with a hedge against inflation, a guaranteed minimum death benefit and variable and fixed payout options, including options that provide payments for your lifetime. Your annuity contract will also provide for immediate payment of death proceeds to your named beneficiary without incurring the long delays and costs of probate.

If you would like more information about this investment opportunity, please contact your New England representative.

                                        Sincerely,

                                        [/s/ PETER T. JOYCE JR.]

                                        Peter T. Joyce, Jr.
                                        Vice President
                                        New England Annuities

NOTE: Investment performance results contained in this report are not a prediction of future returns and, except for the average annual total returns, do not reflect the deduction of the maximum 6% sales load, the maximum 3% administrative charge or 3.5% premium tax, if applicable. If included, these charges would reduce performance figures. The investment return on and principal value of your investment will fluctuate, so that your contract may be worth more or less than you invested.

NATIONAL ASSOCIATION OF SECURITIES DEALERS DISCLOSURE

The National Association of Securities Dealers Regulation, Inc. (NASDR) has a "Public Disclosure Program" which provides current and historical information on registered representatives and Financial Institutions registered with the NASD. If you would like information pertaining to the "Public Disclosure Program", including an informational brochure that describes the program, you may contact the NASD directly by calling the NASDR, Inc. Public Disclosure Hotline at 800-289-9999 or by visiting the NASDR, Inc.'s website at NASDR.com.

If you would like to contact New England Financial concerning any aspect of your account or our products and services, please call us directly at 800-435-4117.

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENT RECORD (Unaudited)

Percent Change in Unit Value*

                                                                  New England
                                                                Variable Annuity
                                                                     Fund I
      28 years ended June 30, 1999.............................     +2,858.7%
      20 years ended June 30, 1999.............................     +2,632.4%
      15 years ended June 30, 1999.............................       +920.5%
      10 years ended June 30, 1999.............................       +370.8%
       5 years ended June 30, 1999.............................       +185.6%
       1 year ended June 30, 1999..............................        +11.3%
       6 months ended June 30, 1999............................         +6.0%

* The percentage figures for the Fund are based upon beginning accumulation unit values for the periods shown of $1.166948, $1.263623, $3.383439, $7.334436, $12.090508, $31.017984 and $32.575691, respectively.

The periods selected cover the preceding twenty-eight years, twenty years, fifteen years, ten years, five years, the past year and the past six months. The results should be considered in light of the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected. Inasmuch as the Fund does not distribute investment income, the investment record reflects reinvestment of such income. The investment record for the Fund also reflects charges, at an effective annual rate of approximately 1.26%, made for investment management and mortality and expense risks. It also reflects certain other expenses to the Fund, currently at an annual rate of .04%.

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE TABLE (Unaudited)

                                          Accumulation   %
                   Date                   Unit Value  Change


                 March 25, 1971........  $1.157298     --
                 December 31, 1971.....   1.180085   + 2.0
                 December 31, 1972.....   1.324345   +12.2
                 December 31, 1973.....   1.144645   -13.6
                 December 31, 1974.....   0.786512   -31.3
                 December 31, 1975.....   0.981727   +24.8
                 December 31, 1976.....   1.147484   +16.9
                 December 31, 1977.....   1.077867   - 6.1
                 December 31, 1978.....   1.180390   + 9.5
                 December 31, 1979.....   1.356685   +14.9
                 December 31, 1980.....   1.907809   +40.6
                 December 31, 1981.....   2.046992   + 7.3
                 December 31, 1982.....   3.254033   +59.0
                 December 31, 1983.....   3.943886   +21.2
                 December 31, 1984.....   3.572709   - 9.4

                                          Accumulation   %
                   Date                   Unit Value  Change


                 December 31, 1985....   $4.823900   +35.0
                 December 31, 1986....    6.156190   +27.6
                 December 31, 1987....    7.017161   +14.0
                 December 31, 1988....    6.745649   - 3.9
                 December 31, 1989....    7.984578   +18.4
                 December 31, 1990....    8.383448   + 5.0
                 December 31, 1991....   11.835525   +41.2
                 December 31, 1992....   11.576959   - 2.2
                 December 31, 1993....   12.850577   +11.0
                 December 31, 1994....   11.899473   - 7.4
                 December 31, 1995....   16.523266   +38.9
                 December 31, 1996....   20.079854   +21.5
                 December 31, 1997....   24.547721   +22.3
                 December 31, 1998....   32.575691   +32.7
                 June 30, 1999........   34.527024   + 6.0

The above table indicates the accumulation unit value of the Fund on March 25, 1971, the date of the first sale, and on the last valuation date of each twelve month period from December 31, 1971 through December 31, 1998, and on June 30, 1999, together with the percentage change in accumulation unit values during each such period.

-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Unaudited)

The average annual total return of the Fund on a single purchase payment of $1,000 for the 1, 5 and 10 year periods ending June 30, 1999 was -1.2%, 20.4% and 15.4%, respectively, assuming deduction of the 3.5% maximum premium tax. Assuming no premium tax deduction, the average annual total return on a $1,000 purchase payment for the same periods was 2.4%, 21.3% and 15.8%, respectively. These performance results represent past performance. These results reflect the deduction of the maximum sales and administrative load of 9% of the first $46 and 8% of the balance of the purchase payment (after premium tax, if any).

-------------------------------------------------------------------------------

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO CHANGES


Shares owned at December 31, 1998 compared to shares owned June 30, 1999

          NEW SECURITIES ADDED
                                 Shares
                                 ------
Aflac, Inc. ....................  79,000
Alcoa, Inc......................  64,700
Apartment Investment &
 Management Co. ................  40,500
Applied Materials, Inc. ........  66,000
Bank of America Corp............  46,000
Best Buy, Inc...................  70,000
Boston Properties, Inc..........  69,000
Circuit City Store--Group.......  41,000
Dow Chemical Co.................  11,000
Equity Office Properties Trust.. 164,500
Equity Residential Properties
 Trust..........................  21,000
Koninklijke Philips Electron....  42,320
Mirage Resorts, Inc............. 151,500
Schlumberger, Ltd...............  24,000
Spieker Properties, Inc. .......  22,000
United Healthcare Corp..........  34,000
Vornado Realty Trust............  45,000
Waste Management, Inc...........  46,000

         SECURITIES ELIMINATED
                                Shares
                                ------
Bank New York, Inc............. 109,500
BankAmerica Corp. .............  60,000
Burlington Northern Santa Fe
 Corp.......................... 103,000
Chase Manhattan Corp...........  76,500
Computer Sciences Corp. .......  23,000
First Union Corp...............  15,000
Firstar Corp...................  52,000
Intel Corp. ...................  37,000
Micron Technology, Inc.........  71,000
Philip Morris Companies, Inc...  96,000
Sun Microsystems, Inc..........  29,000
Wal-Mart Stores, Inc. .........  69,000

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO OF INVESTMENTS JUNE 30, 1999 (Unaudited)


          COMMON STOCKS--99.2% of Total Net Assets

                                                                           Value
   Shares                                                               (Note 2)
   ------                                                            -----------
          Aluminium--5.1%
   64,700 Alcoa, Inc. ............................................   $ 4,003,313
                                                                     -----------
          Auto & Related--4.4%
  267,000 Volkswagen AG...........................................     3,444,300
                                                                     -----------
          Banks--Regional--4.3%
   46,000 Bank of America Corp. ..................................     3,372,375
                                                                     -----------
          Beverages & Tobacco--5.0%
   54,500 Anheuser-Busch Cos, Inc. ...............................     3,866,094
                                                                     -----------
          Chemicals--Major--1.8%
   11,000 Dow Chemical Co. .......................................     1,395,625
                                                                     -----------
          Drugs--2.7%
   34,000 United Healthcare Corp. ................................     2,129,250
                                                                     -----------
          Electronic & Communication Equipment--2.4%
   20,000 Nokia Corp. ............................................     1,831,250
                                                                     -----------
          Electronic Components--13.5%
   42,320 Koninklijke Philips Electron............................     4,269,030
   43,000 Texas Instruments, Inc. ................................     6,235,000
                                                                     -----------
                                                                      10,504,030
                                                                     -----------
          Insurance--13.4%
   79,000 Aflac, Inc. ............................................     3,782,125
   27,000 American General Corp. .................................     2,035,125
   22,125 American International Group, Inc. .....................     2,590,008
    9,000 Jefferson Pilot Corp. ..................................       595,687
   26,000 UNUM Corp. .............................................     1,423,500
                                                                     -----------
                                                                      10,426,445
                                                                     -----------
          Leisure--3.3%
  151,500 Mirage Resorts, Inc.*...................................     2,537,625
                                                                     -----------
          Light Capital Goods--6.3%
   66,000 Applied Materials, Inc.*................................     4,875,750
                                                                     -----------
          Miscellaneous--3.2%
   46,000 Waste Management, Inc. .................................     2,472,500
                                                                     -----------
          Office Equipment & Supplies--5.6%
   34,000 International Business Machines.........................     4,394,500
                                                                     -----------
          Oil--Service--2.0%
   24,000 Schlumberger, Ltd.......................................     1,528,500
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO OF INVESTMENTS (Unaudited) -- Continued


          COMMON STOCKS -- Continued
                                                                           Value
   Shares                                                               (Note 2)
   ------                                                            -----------

          Real Estate Investment Trusts--15.2%
   40,500 Apartment Investment & Management Co....................   $ 1,731,375
   69,000 Boston Properties, Inc. ................................     2,475,375
  164,500 Equity Office Properties Trust..........................     4,215,312
   21,000 Equity Residential Properties Trust.....................       946,312
   22,000 Spieker Properties, Inc. ...............................       855,250
   45,000 Vornado Realty Trust....................................     1,589,063
                                                                     -----------
                                                                      11,812,687
                                                                     -----------
          Retail--11.0%
   70,000 Best Buy, Inc.*.........................................     4,725,000
   41,000 Circuit City Store--Group...............................     3,813,000
                                                                     -----------
                                                                       8,538,000
                                                                     -----------

          TOTAL COMMON STOCKS
          (average cost $68,246,330)..............................    77,132,244
                                                                     -----------

          CORPORATE SHORT-TERM NOTES--0.7% of Total Net Assets

   Face
  Amount
  ------
 $555,000 Chevron USA Inc., 5.50% due 7/1/99......................       555,000
                                                                     -----------

          TOTAL CORPORATE SHORT-TERM NOTES
          (average cost $555,000).................................       555,000
                                                                     -----------

          TOTAL INVESTMENTS--99.9%
          (average cost $68,801,330)..............................    77,687,244
                                                                     -----------
          Other liabilities in excess of other assets--0.1%.......        75,968
                                                                     -----------

          TOTAL NET ASSETS--100%                                     $77,763,212
                                                                     ===========

          *Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I

STATEMENT OF
ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)

Assets
 Investments at value (average cost $68,801,330) (Note 2).......... $77,687,244
 Receivable for investments sold...................................   2,010,326
 Dividends and interest receivable.................................     124,612
 Receivable for other direct expenses (Note 4).....................      69,531
                                                                    -----------
    Total assets...................................................  79,891,713
                                                                    -----------
Liabilities
 Payable for investments purchased.................................   2,026,680
 Payable for investment advisory fees (Note 4).....................      20,892
 Payable for mortality and expense risks (Note 5)..................      62,732
 Payable to bank...................................................      18,197
                                                                    -----------
    Total liabilities..............................................   2,128,501
                                                                    -----------
Net assets......................................................... $77,763,212
                                                                    ===========
Net assets attributable to variable annuity contractholders
 2,034,715 accumulation units at $34.53 per unit................... $70,252,661
Annuity reserves (Note 2)..........................................   7,510,551
                                                                    -----------
                                                                    $77,763,212
                                                                    ===========

STATEMENT OF
OPERATIONS
For the six months ended June 30, 1999 (Unaudited)

Investment income (Note 2)
 Income
  Dividends (net of foreign taxes of ($78,679))...................  $   764,157
  Interest........................................................       18,213
                                                                    -----------
   Total income...................................................      782,370
                                                                    -----------
 Expenses
  Mortality and expense risks (Notes 2 and 5).....................      347,272
  Investment advisory fee (Note 4)................................      119,729
  Other direct expenses (Note 4)..................................       17,763
                                                                    -----------
   Total expenses.................................................      484,764
                                                                    -----------
 Net investment income............................................      297,606
                                                                    -----------
Realized and unrealized gain on investments (Note 3)
  Net realized gain from investments sold.........................   13,320,611
  Net change in unrealized depreciation of investments............   (9,299,757)
                                                                    -----------
   Net gain on investments........................................    4,020,854
                                                                    -----------
Increase in net assets resulting from operations..................  $ 4,318,460
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENTS OF CHANGES IN NET ASSETS


                                             Six months ended
                                              June 30, 1999      Year ended
                                               (Unaudited)    December 31, 1998
                                             ---------------- -----------------
Increase in net assets from operations
 Net investment income (loss)...............   $   297,606      $    317,971
 Realized net gain from investments sold....    13,320,611        11,255,524
 Change in unrealized appreciation of
  investments...............................    (9,299,757)       10,036,280
                                               -----------      ------------
 Increase in net assets resulting from
  operations................................     4,318,460        21,609,775
                                               -----------      ------------
Changes from principal transactions
 Purchase payments, less sales and
  administrative expenses and applicable
  premium taxes (Note 4)....................       217,481           320,036
 Contract terminations......................    (6,237,663)      (13,539,514)
 Annuity payments...........................      (459,611)         (785,818)
 Adjustments to annuity reserves (Note 2)...       194,605           298,268
                                               -----------      ------------
 Decrease in net assets resulting from
  principal transactions....................    (6,285,188)      (13,707,028)
                                               -----------      ------------
 Total increase (decrease) in net assets....    (1,966,728)        7,902,747
Net assets
 Beginning of period........................    79,729,940        71,827,193
                                               -----------      ------------
 End of period..............................   $77,763,212      $ 79,729,940
                                               ===========      ============


   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
SUPPLEMENTARY INFORMATION--
Selected Per Unit Data and Ratios

  Selected data for an accumulation unit outstanding throughout each year, and for the six months ended June 30, 1999, and ratios are as follows:

                         Six Months
                            Ended
                          June 30,                Year Ended December 31,
                            1999     -----------------------------------------------------
                         (Unaudited)   1998       1997       1996       1995       1994
                         ----------- ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 beginning of period....     $32.58     $24.55     $20.08     $16.52     $11.90     $12.85
                          ---------  ---------  ---------  ---------  ---------  ---------
Per unit data
 Investment income......        .33        .50        .29        .28        .24        .29
 Expenses...............       (.21)      (.38)      (.32)      (.24)      (.19)      (.16)
                          ---------  ---------  ---------  ---------  ---------  ---------
 Net investment income
  (loss)................        .12        .12       (.03)       .04        .05        .13
 Net realized and
  unrealized gain (loss)
  on investments........       1.83       7.91       4.50       3.52       4.57      (1.08)
                          ---------  ---------  ---------  ---------  ---------  ---------
 Net increase (decrease)
  in net asset value....       1.95       8.03       4.47       3.56       4.62       (.95)
                          ---------  ---------  ---------  ---------  ---------  ---------
 Net Asset Value, end of
  period................     $34.53     $32.58     $24.55     $20.08     $16.52     $11.90
                          =========  =========  =========  =========  =========  =========
Total Return (%)........        6.0       32.7       22.3       21.5       38.9       (7.4)
Ratios
 Ratio of operating
  expenses to average
  net assets (%)........       1.30*      1.34       1.35       1.34       1.35       1.26
 Ratio of net investment
  income to average net
  assets (%)............        .70*       .44       (.09)       .22        .34       1.06
Portfolio turnover (%)..     222.12*    195.15     209.18     196.25     228.26     139.43
Number of accumulation
 units outstanding at
 end of period..........  2,034,715  2,219,809  2,694,327  3,012,611  3,399,132  4,038,331

*Computed on an annualized basis.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Nature of Operations

New England Variable Annuity Fund I (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, The Fund is sold for use with various retirement plans that are qualified under the Internal Revenue Code, for individual use, and for use with plans and trusts that are not qualified under the Internal Revenue Code. The operations of the Fund are part of Metropolitan Life Insurance Company (the "Insurance Company"). Prior to August 30, 1996, the Fund was a part of New England Mutual Life Insurance Company ("New England Mutual"). Effective August 30, 1996, New England Mutual merged into the Insurance Company. New England Life Insurance Company, a subsidiary of the Insurance Company, is the designated office for contract-holder services. No new contracts are being offered at this time, but holders of existing flexible payment deferred contracts may continue to make purchase payments.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.

A. Security valuation. Investments in common stocks traded on a national securities exchange or on the NASDAQ national market system are valued at their last reported sales prices on the principal exchange, or if there was no reported sale during the day and for over-the-counter securities not so listed, at the last reported bid prices. Corporate short-term notes are stated at cost, which approximates fair value.

B. Security transactions and related investment income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the net assets of the Fund as of the beginning of the valuation period.

C. Federal income taxes. The Fund is not taxed separately because the operations of the Fund are part of the total operations of the Insurance Company. The Insurance Company is taxed as a life insurance company under the Internal Revenue Code. The Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Fund.

D. Annuity reserves. Annuity reserves are computed for currently payable contracts according to the 1983-a Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from the Insurance Company. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- Continued

3. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments (other than short-term securities) for the six months ended June 30, 1999 were $86,476,103 and $93,093,842, respectively. Gains and losses from sales of investments are computed on the basis of average cost.

4. Advisory and Service Fees With Affiliates

During the six months ended June 30, 1999, the Fund incurred investment management fees of $119,729, payable to the Fund's investment adviser, Capital Growth Management Limited Partnership, an affiliate of the Insurance Company. The advisory agreement provides for a fee at the annual rate of 0.3066% of the average net assets of the Fund. Deductions from purchase payments for sales and administrative expenses, which for the six months ended June 30, 1999, amounted to $8,906, were retained by the Insurance Company.

Effective January 1, 1995, the audit and managers fees have been borne by the Fund. A charge is deducted daily against the Fund based on estimated audit and manager fees. This daily charge is reviewed on a quarterly basis and adjusted as necessary. Any excess or deficiency in the daily charge relative to incurred expenses is applied to future periods in the quarterly review. For the six months ended June 30, 1999 the charges to the Fund amounted to $17,763 and actual fees of $17,763 were incurred.

5. Mortality and Expense Risks and Deductions

Although variable annuity payments differ according to the investment performance of the Fund, they are not affected by mortality or expense experience because the Insurance Company assumes the expense risk and the mortality risk under the contracts. The Insurance Company charges the Fund assets for assuming those risks. For the six months ended June 30, 1999, the mortality and expense risk charges totaled $347,272.

The expense risk assumed by the Insurance Company is the risk that the deductions for sales and administrative expenses and for investment advisory services provided for in the variable annuity contract may prove insufficient to cover the cost of those items.

The mortality risk assumed by the Insurance Company has two elements: a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk.

The life annuity mortality risk results from a provision in the contract in which the Insurance Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

Under deferred annuity contracts, the Insurance Company also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) the aggregate purchase payments made, without interest, adjusted for any partial surrender, and (2) the value of the contract as of the death valuation date.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- Continued


If those deductions are insufficient to cover the cost of the expense and mortality risks assumed by the Insurance Company, the Insurance Company absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is transferred to the Insurance Company.

6. Related Parties

The Chairman of the Board of Managers of the Fund is also an officer of New England Life Insurance Company.

7. Increase (Decrease) in Accumulation Units

                                              Six months ended
                                               June 30, 1999      Year ended
                                                (Unaudited)    December 31, 1998
                                              ---------------- -----------------
 Units purchased.............................       14,766            14,318
 Units redeemed..............................     (199,860)         (488,836)
                                                 ---------         ---------
  Net decrease...............................     (185,094)         (474,518)
Units at beginning of period.................    2,219,809         2,694,327
                                                 ---------         ---------
Units at end of period.......................    2,034,715         2,219,809
                                                 =========         =========

New England Variable Annuity Fund I
is a separate account of
Metropolitan Life Insurance Company
One Madison Avenue
New York, New York 10010

Board of Managers
Anne M. Goggin, Chairman
John J. Arena
John W. Flynn
Nancy Hawthorne
Joseph M. Hinchey
Robert B. Kittredge
John T. Ludes
Dale Rogers Marshall

Designated Office for Contractholder Services
New England Life Insurance Company
501 Boylston Street
Boston, Massachusetts 02116-3700
(617) 578-2000

Investment Adviser
Capital Growth Management Limited Partnership
One International Place
Boston, Massachusetts 02110

Distributor
New England Securities Corporation
399 Boylston Street
Boston, Massachusetts 02116

Legal Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

This report has been prepared for the contract owners of the Fund and is authorized for distribution to prospective investors in the Fund when it is accompanied or preceded by a current prospectus.


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Equal Opportunity Employer M/F

New England Financial is the service mark for New England Life Insurance Company, Boston, MA and related companies.

VA-174-99

[NEW ENGLAND LOGO APPEARS HERE]

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NEW ENGLAND
VARIABLE ANNUITY
FUND I

Semi-Annual Report
June 30, 1999